Stock-Based Compensation - Schedule of Assumption Used (Details) - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Share price	$ 0.60		$ 0.10	$ 0.0
Exercise price	$ 0.60		$ 0.10	$ 0.0
Time to maturity (years)	10 years	0 years	10 years	0 years
Risk-free interest rate		0.00%		0.00%
Expected volatility		0.00%		0.00%
Dividend per share	$ 0.00		$ 0.00	$ 0.00
Forfeiture rate	0.00%	0.00%	0.00%	0.00%
Maximum [Member]
Risk-free interest rate	2.87%		2.28%
Expected volatility	187.29%		191.12%
Minimum [Member]
Risk-free interest rate	2.83%		2.40%
Expected volatility	187.27%		191.75%